FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of effect of changes in foreign exchange rates (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	$ 110,383,793	$ 44,013,742	$ 10,116,324
Amounts receivable	617,873	170,574	68,636
Taxes receivable	6,461,327	3,877,934
Total financial assets	21,431,562	36,584,410
Less: accounts payable and accrued liabilities	(4,962,001)	(1,462,538)	$ (906,291)
Net financial assets	18,260,868	35,852,455
Foreign currency risk [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	14,962,232	32,705,351
Amounts receivable	8,003	1,125
Taxes receivable	6,461,327	3,877,934
Total financial assets	21,431,562	36,584,410
Less: accounts payable and accrued liabilities	(3,170,694)	(731,955)
Net financial assets	18,260,868	35,852,455
Foreign currency risk [Member] | US Dollar [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	14,529,280	32,359,542
Amounts receivable	0	0
Taxes receivable	0	0
Total financial assets	14,529,280	32,359,542
Less: accounts payable and accrued liabilities	(2,684,538)	(731,593)
Net financial assets	11,844,742	31,627,949
Foreign currency risk [Member] | Mexican Peso [Member]
Financial Instruments And Fair Value Measurements [Line Items]
Cash and cash equivalents	432,952	345,809
Amounts receivable	8,003	1,125
Taxes receivable	6,461,327	3,877,934
Total financial assets	6,902,282	4,224,868
Less: accounts payable and accrued liabilities	(486,156)	(362)
Net financial assets	$ 6,416,126	$ 4,224,506